UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	9/30/2008

Item 1.	Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

September 30, 2008

(Unaudited)

Shares	Description	Value
	EQUITIES - 89.6%
	CHINA - 60.1%
	Commodities - 0.9%
2,994,300	Bengang Steel Plates Co. Ltd. “B”	$1,213,439
2,176,000	China National Materials Co. Ltd. “H” (1)	980,566

		2,194,005

	Consumption - 2.6%
1,973,000	Anta Sports Products Ltd.	1,133,160
257,000	Hengan International Group Co. Ltd.	731,414
2,218,000	Ports Design Ltd.	4,062,620

		5,927,194

	Energy - 13.6%
1,792,000	China Coal Energy Co. “H”	1,894,620
1,184,000	China Oilfield Services Ltd. “H”	1,097,058
13,280,000	China Petroleum & Chemical Corp. “H”	10,481,679
1,272,000	China Shenhua Energy Co. Ltd. “H”	3,120,317
5,351,000	CNOOC Ltd.	6,011,680
2,910,000	CNPC Hong Kong Ltd.	1,239,054
3,000	GCL Poly Energy Holdings Ltd. (1)	359
7,286,000	PetroChina Co. Ltd. “H”	7,564,046

		31,408,813

	Financials - 26.3%
11,365,000	Bank of China Ltd. “H”	4,404,513
14,056,000	China Construction Bank “H”	9,379,701
1,884,000	China Everbright Ltd.	3,023,058
3,074,000	China Life Insurance Co. Ltd. “H”	11,452,492
1,277,500	China Merchants Bank Co. Ltd. “H”	3,085,228
32,760,000	Industrial & Commercial Bank of China Ltd. “H”	19,801,266
1,657,500	Ping An Insurance (Group) Co. of China Ltd. “H”	9,706,888

		60,853,146

	Machinery & Engineering - 0.8%
1,412,000	China Railway Construction Corp. “H”	1,864,495

	Real Estate - 3.2%
6,070,040	China Overseas Land & Investment Ltd.	7,357,623

	Telecommunication - 11.0%
2,049,000	China Mobile (Hong Kong) Ltd.	20,527,543
12,002,000	China Telecom Corp. Ltd. “H”	4,925,854

		25,453,397

	Utilities - 1.7%
7,158,000	Datang International Power Generation Co. Ltd. “H”	3,995,727

	Total China	139,054,400

The Greater China Fund, Inc.

Schedule of Investments

September 30, 2008

(Unaudited)

Shares	Description	Value
	HONG KONG - 27.7%
	Consumption - 2.4%
299,800	Esprit Holdings Ltd.	$1,858,451
4,830,000	Giordano International Ltd.	1,687,057
818,000	Li & Fung Ltd.	2,001,813

		5,547,321

	Financials - 6.9%
2,365,000	BOC Hong Kong Holdings Ltd.	4,228,347
259,600	Hang Seng Bank Ltd.	4,907,826
230,500	Hong Kong Exchanges & Clearing Ltd.	2,839,119
392,000	Sun Hung Kai Properties Ltd.	4,039,732

		16,015,024

	Machinery & Engineering - 1.1%
545,000	Cheung Kong Infrastructure Holdings Ltd.	2,536,400

	Miscellaneous - 1.7%
510,000	Hutchison Whampoa Ltd.	3,917,328

	Real Estate - 4.7%
600,000	Cheung Kong Holdings Ltd.	6,797,559
611,000	Hong Kong Land Holdings Ltd.	1,808,560
129,000	Swire Pacific Ltd.	1,134,002
386,000	Wharf Holdings Ltd.	1,102,846

		10,842,967

	Technology - 0.0%
12,300	ASM Pacific Technology Ltd.	71,098

	Telecommunication - 2.5%
1,146,000	Hutchison Telecommunications International Ltd. (1)	1,279,875
619,600	Tencent Holdings Ltd.	4,529,162

		5,809,037

	Transportation - 2.0%
1,559,500	MTR Corp. Ltd.	4,605,099

	Utilities - 6.4%
807,000	CLP Holdings Ltd.	6,510,284
674,000	Hong Kong Electric Holdings Ltd.	4,233,646
1,822,200	Hong Kong and China Gas Co. Ltd.	4,159,831

		14,903,761

	Total Hong Kong	64,248,035

	TAIWAN - 1.8%
	Commodities - 0.0%
20,600	Far Eastern Textile Ltd.	14,599

	Financials - 0.0%
47,300	Cathay Financial Holding Co. Ltd.	65,382

	Technology - 1.8%
759,000	Hon Hai Precision Industry Co. Ltd.	2,721,338
123,630	MediaTek Inc.	1,283,304

		4,004,642

	Total Taiwan	4,084,623

	Total Equities (cost $261,845,823)	207,387,058

The Greater China Fund, Inc.

Schedule of Investments

September 30, 2008

(Unaudited)

Principal Amount (000)	Description	Value
	CONVERTIBLE BOND - 1.7%
	Consumption - 1.7%
31,200	China Retail Concepts, 8.40%, due 02/28/09 (cost $3,995,620) (2)	$4,018,366

	Total Long-Term Investments (cost $265,841,443)	211,405,424

Shares
	SHORT-TERM INVESTMENT - 6.1%
	Money Market Fund (3) - 6.1%
14,189,070	Morgan Stanley USD Liquid Cash Reserve, 1.98% (cost $14,189,070)	14,189,070

	Total Investments (4) (cost $280,030,513) - 97.4%	225,594,494
	Other assets in excess of liabilities - 2.6%	5,949,000

	Net Assets - 100.0%	$231,543,494

(1)	Non-income producing security.
(2)	Security is illiquid. This security amounted to $4,018,366 or 1.7% of net assets.
(3)	Rates shown reflect yield at September 30, 2008.
(4)	As of September 30, 2008, 48 securities representing $205,578,498 and 88.8% of the total net assets were fair valued in accordance with the policies adopted by the Board of Directors. This amount was valued using Other Significant Observable Inputs (Level 2, as outlined below).

Aggregate cost for federal income tax purposes was $282,377,906 and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,086,334
Gross unrealized depreciation	(58,869,746)

Net unrealized depreciation	$(56,783,412)

The difference between book and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1— quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$15,997,630	—
Level 2—Other Significant Observable Inputs	205,578,498	—
Level 3—Significant Unobservable Inputs	4,018,366	—

Total	$225,594,494	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$4,001,334
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	17,032
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$4,018,366

Industry Diversification

As of September 30, 2008

(Unaudited)

Percentage of Net Assets
EQUITIES
Commodities	0.9%
Consumption	5.0
Energy	13.6
Financials	33.2
Machinery & Engineering	1.9
Miscellaneous	1.7
Real Estate	7.9
Technology	1.8
Telecommunication	13.5
Transportation	2.0
Utilities	8.1

TOTAL EQUITIES	89.6%
Convertible Bond	1.7
Short-Term Investment	6.1

TOTAL INVESTMENTS	97.4%
Other assets in excess of liabilities	2.6

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at last sale price on the day the securities are valued or, lacking any sales on such day, at last available bid price. Securities may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date October 23, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 23, 2008

*	Print the name and title of each signing officer under his or her signature.